Interest in Other Entities (Details) - Schedule of short term loans - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Mar. 31, 2022
Schedule Of Short Term Loans Abstract
Amazon Loans	$ 152	$ 101
Bank Leumi Le-Israel	600
Related parties	56	111
Third parties’ loans	713	715
Total	1,521	$ 927
Short term bank loans	6,069
Current maturities of long-term loans	1,714
Total consideration	$ 7,783		$ 400